CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 6,613,406	$ 4,135,558	$ 4,069,844
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	$ 1,416,060	$ 1,531,278	$ 1,564,973
Share-based compensation expense
(Increase) Decrease In:
Accounts receivable	$ 10,516,441	$ (5,564,338)	$ (2,465,695)
Inventories	(7,138,320)	(1,387,131)	(8,943,726)
Advance to suppliers	597,301	(5,712,575)	27,333,681
Other current assets	31,278	2,501,567	(1,543,260)
Notes receivable - bank acceptance notes	$ 1,914,927	(7,503,574)	(2,027,502)
Notes receivable from related party - bank acceptance notes		12,915,099	(11,084,891)
Increase (Decrease) In:
Accounts payable	$ (1,317,676)	2,713,132	(68,361)
Customer deposits	(278,858)	(2,320,266)	2,523,669
Income tax payable	(138,209)	319,918	(158,812)
Other payables and accrued expenses	46,712	73,209	744,552
Due to related party	(3,700)	52,558	16,911
Due to shareholder	182,499	50,000	50,000
Net cash provided by operating activities	12,441,861	1,804,435	10,011,383
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	$ (29,687)	$ (81,441)	(16,361)
Withdraw for purchases of plant and equipment			$ 8,071,937
Disposal of property, plant and equipment		$ 456
Net cash used in investing activities	$ (29,687)	(80,985)	$ 8,055,576
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease (Increase) in restricted cash	8,792,289	14,210,938	(6,376,171)
Proceeds from short-term bank loans	18,462,625	28,475,194	41,531,691
Repayments of short-term bank loans	$ (18,462,625)	$ (37,261,825)	(66,189,540)
Repayments of long-term bank loans			(4,581,002)
Proceeds from notes payable-bank acceptance notes	$ 36,202,800	$ 55,811,380	98,467,000
Repayment of notes payable-bank acceptance notes	(49,367,454)	$ (80,682,428)	$ (84,912,143)
Repurchase of common share	$ (58,735)
Proceeds from bond payable		$ 15,946,109
Net cash used in financing activities	$ (4,431,100)	(3,500,632)	$ (22,060,165)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,981,074	(1,777,182)	(3,993,206)
Effect of exchange rate changes on cash	(7,853,389)	1,322,324	3,135,892
Cash and cash equivalents at beginning of period	684,592	1,139,450	1,996,764
CASH AND CASH EQUIVALENTS AT END OF PERIOD	812,277	684,592	1,139,450
Cash paid during the periods:
Income taxes paid	1,301,687	722,948	1,095,357
Interest paid	3,353,344	1,977,014	2,865,902
Non-cash transactions:
Appropriation to statutory reserve	$ 609,621	$ 406,053	$ 436,672